Fair Value Measurements - Summary of Key Inputs Used in Valuation of Liability Classified Warrants (Details) - Warrant Liability [Member]	Dec. 31, 2024	May 05, 2024
Expected Term [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability, Expected term	10 months 24 days	1 year 1 month 6 days
Expected Term [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability, Expected term	4 years 8 months 12 days	5 years
Common Stock Market Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability, Measurement input	1.45
Common Stock Market Price [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability, Measurement input		2.01
Common Stock Market Price [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability, Measurement input		2.27
Risk-free Interest Rate [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability, Measurement input	3.81	4.5
Risk-free Interest Rate [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability, Measurement input	4.63	5.1
Volatility [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability, Measurement input	92.2	117
Volatility [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability, Measurement input	99.79	127.2